Filed via EDGAR

September 17, 2012

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Ultimus Managers Trust
File No. 333-180308

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Ultimus Managers Trust’s registration statement on Form N-1A (Post-Effective Amendment No. 2) and (ii) the text of the most recent amendment has been filed electronically.

Very truly yours,

/s/ Frank L. Newbauer

Frank L. Newbauer
Secretary

Ultimus Fund Solutions, LLC	225 Pictoria Drive, Suite 450	Phone: (513)587-3400
www.ultimusfundsolutions.com	Cincinnati, Ohio 45246	Fax: (513) 587-3437